Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Mar. 16, 2021	Mar. 16, 2021
Number Outstanding	15,900	15,900
Number Exercisable	15,900	15,900
Exercise Price	$ 0.75	$ 0.75
Expiration Date	Mar. 15, 2023	Mar. 15, 2023
Warrant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	May 07, 2021	May 07, 2021
Number Outstanding	53,704	53,704
Number Exercisable	53,704	53,704
Exercise Price	$ 0.74	$ 0.74
Expiration Date	May 06, 2023	May 06, 2023
Warrant Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Jun. 17, 2021	Jun. 17, 2021
Number Outstanding	12,189	12,189
Number Exercisable	12,189	12,189
Exercise Price	$ 0.83	$ 0.83
Expiration Date	Jun. 16, 2023	Jun. 16, 2023
Warrant Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Aug. 10, 2021	Aug. 10, 2021
Number Outstanding	930,000	930,000
Number Exercisable	930,000	930,000
Exercise Price	$ 1.25	$ 1.25
Expiration Date	Aug. 09, 2024	Aug. 09, 2024
Warrant Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Date Issued	Feb. 23, 2022
Number Outstanding	14,854
Number Exercisable	14,854
Exercise Price	$ 0.705
Expiration Date	Feb. 22, 2024
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number Outstanding	1,026,647	1,011,793
Number Exercisable	1,026,647	1,011,793